Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2022
Document Effective Date	Apr. 01, 2022
Prospectus Date	Feb. 01, 2022
MassMutual Short-Duration Bond Fund | Class A
Prospectus:
Trading Symbol	MSHAX
MassMutual Short-Duration Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSTLX
MassMutual Short-Duration Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDNX
MassMutual Short-Duration Bond Fund | Class R5
Prospectus:
Trading Symbol	MSTDX
MassMutual Short-Duration Bond Fund | Service Class
Prospectus:
Trading Symbol	MSBYX
MassMutual Short-Duration Bond Fund | Class I
Prospectus:
Trading Symbol	MSTZX
MassMutual Short-Duration Bond Fund | Class R4
Prospectus:
Trading Symbol	MPSDX